Mandatorily Redeemable Preferred Stock and Preferred Equity Interest	9 Months Ended
Sep. 23, 2012
Mandatorily Redeemable Preferred Stock and Preferred Equity Interests [Abstract]
MANDATORILY REDEEMABLE PREFERRED STOCK AND PREFERRED EQUITY INTERESTS
MANDATORILY REDEEMABLE PREFERRED STOCK AND PREFERRED EQUITY INTERESTS
As of December 31, 2011 and 2010 there were 77,500 shares of mandatory redeemable Series A preferred stock authorized with a par value of $0.01, of which 77,500 were issued and outstanding with a subscription price of $77,500,000. In addition, there were 50,000 preferred equity interest units issued through Tumi II, LLC, a controlled and combined LLC with a subscription price of $50,000,000. All of the mandatorily redeemable preferred stock and preferred equity interests were issued during 2004 in connection with an acquisition. The mandatorily redeemable preferred stock and preferred equity interests have identical rights and preferences and accrue dividends at the rate of 10% compounded annually and are cumulative. The payment of dividends is subject to approval of the Company and then, if approved by the Company, the approval of the lenders under the Credit Facilities (see Note 8, Credit Facilities). The mandatorily redeemable preferred stock and preferred equity interests are redeemable at the option of the holders and mandatorily redeemable on November 17, 2014, inclusive of unpaid dividends, or earlier upon a liquidity event. Any redemption of the preferred stock and preferred equity interests is conditional upon approval of the lenders under the Credit Facilities. The instruments are classified as long-term liabilities in the Consolidated Balance Sheets as they are considered mandatorily redeemable pursuant to the FASB’s guidance.
The carrying amount of the mandatorily redeemable preferred stock and preferred equity interests is increased by the unpaid dividends, with an offsetting entry to dividend expense on mandatorily redeemable preferred stock and preferred equity interests within the Consolidated Statements of Operations. Accordingly the carrying amount of the mandatorily redeemable preferred stock and preferred equity interests represents the full amounts to be paid upon redemption or liquidation. Accumulated preferred dividends as of December 31, 2011 and 2010 were $123,929,000 and $101,072,000, respectively. The accumulated preferred dividends per preferred share equivalents were $971.99 and $792.72 as of December 31, 2011 and 2010, respectively. No dividends have ever been declared or paid on the preferred stock and preferred equity interests. Other than accrued dividends, there were no changes to the carrying amount of the mandatorily redeemable preferred stock and preferred equity interests for all periods presented.
The carrying amount, liquidation preference and redemption amounts per preferred share equivalents were $1,971.99 and $1,792.72, as of December 31, 2011 and 2010, respectively.
The Company also has 51,721 authorized shares of Series B preferred stock with a par value of $0.01, none of which were issued or outstanding as of December 31, 2011 and December 31, 2010.
MANDATORILY REDEEMABLE PREFERRED STOCK AND PREFERRED EQUITY INTERESTS
As of December 31, 2011 there were 77,500 shares of mandatorily redeemable Series A preferred stock authorized with a par value of $0.01 per share, of which 77,500 were issued and outstanding with a subscription price of $77,500,000. In addition, there were 50,000 preferred equity interest units with a subscription price of $50,000,000. All of the mandatorily redeemable preferred stock and preferred equity interests were issued during 2004 in connection with an acquisition. The mandatorily redeemable preferred stock and preferred equity interests had identical rights and preferences and accrued dividends at the rate of 10% which were compounded annually and cumulative.
Accumulated preferred dividends as of December 31, 2011 were $123,929,000.
In connection with the IPO in April 2012, the Company repurchased all of its preferred stock and preferred equity interests. The mandatorily redeemable preferred stock and preferred equity interests repurchased totaled $259,321,000, comprised of $157,627,000 of Series A preferred stock, inclusive of $80,127,000 of accrued dividends, and $101,694,000 of preferred equity interests, inclusive of $51,694,000 of accrued dividends.